As filed with the Securities and Exchange Commission on March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21169

NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman New York Intermediate Municipal Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2010

Schedule of Investments New York Intermediate Municipal Fund Inc.
(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)		($000's omitted)
Arizona (0.7%)
500	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	472
California (3.9%)
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/24	1,319
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,438
		2,757
Guam (0.7%)
500	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	520
Illinois (1.1%)
910	Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	819
Louisiana (1.4%)
1,000	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.50%, due 5/15/30	1,001
Nevada (1.6%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,146
New York (149.8%)
3,000	Albany IDA Civic Fac. Rev. (Charitable Leadership Foundation Ctr. for Med. Science Proj.), Ser. 2002-A, 6.00%, due 7/1/19	2,534
200	Albany IDA Civic Fac. Rev. (The College of St. Rose), Ser. 2007-A, (National Public Finance Guarantee Corp. Insured), 0.18%, due 2/1/10	200	µßb
970	Buffalo & Fort Erie Pub. Bldg. Au. Toll Bridge Sys. Rev., Ser. 2005, (LOC: Bank of Nova Scotia), 4.00%, due 1/1/25 Putable 7/1/10	985	µ
500	Cattaraugus Co. IDA Civic Fac. Rev. (St. Bonaventure Univ. Proj.), Ser. 2006-A, 5.00%, due 5/1/23	443	ß
1,000	Dutchess Co. IDA Civic Fac. Ref. Rev. (Marist College Proj.), Ser. 2003-A, 5.15%, due 7/1/17	1,045	ß
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,549	ß
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006-E, (FGIC Insured), 5.00%, due 12/1/21	1,151
855	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	925
1,000	Metro. Trans. Au. Rev., Ser. 2009-A2, 4.00%, due 11/15/17	1,046
1,000	Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. Rochester), Ser. 2005, 5.00%, due 8/1/15	1,040	ß
980	Monroe Co. IDA Std. Hsg. Rev. (Collegiate Hsg. Foundation - Rochester Institute of Technology Proj.), Ser. 1999-A, 5.25%, due 4/1/19	925	ß
1,000	Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%, due 1/1/16	1,015
1,000	Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due 3/1/13	1,098
1,125	Nassau Co. IDA Continuing Care Retirement (The Amsterdam Harborside), Ser. 2007-A, 5.88%, due 1/1/18	1,094	ß
1,000	New York City G.O., Ser. 2002-A, 5.75%, due 8/1/16	1,088
750	New York City G.O., Ser. 2002-C, 5.50%, due 8/1/15	826
950	New York City G.O., Ser. 2009-B, 5.00%, due 8/1/22	1,032
1,000	New York City G.O., Ser. 2009-E, 5.00%, due 8/1/21	1,094
1,410	New York City Hlth. & Hosp. Corp. Rev., Ser. 2002-A, (AGM Insured), 5.50%, due 2/15/13	1,511
4,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2002-E2, 5.05%, due 11/1/23	4,010
1,000	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/15	1,057	ß

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments New York Intermediate Municipal Fund Inc. cont'd
(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)	($000's omitted)
1,030	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/17	1,079	ß
2,920	New York City IDA Civic Fac. Rev. (Packer Collegiate Institute Proj.), Ser. 2002, (AMBAC Insured), 5.00%, due 6/1/22	3,018	ß
750	New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.), Ser. 2005-A, 6.25%, due 3/1/15	750
2,000	New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19 Putable 1/1/16	2,043	µß
960	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 1992-A, (AMBAC Insured), 5.88%, due 6/15/13	1,115
2,025	New York City Transitional Fin. Au. Ref. Rev., Ser. 2002-C, (AMBAC Insured), 5.25%, due 8/1/17	2,194
660	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	#‡
2,000	New York St. Dorm. Au. Court Fac. Lease Rev. (New York City Issue), Ser. 2003-A, 5.50%, due 5/15/17 Pre-Refunded 5/15/13	2,291
1,675	New York St. Dorm. Au. Insured Rev. (Long Island Univ.), Ser. 2003-A, (Radian Insured), 5.25%, due 9/1/15	1,720	ß
1,600	New York St. Dorm. Au. Insured Rev. (The Culinary Institute of America), Ser. 1999, (National Public Finance Guarantee Corp. Insured), 5.38%, due 7/1/15	1,619	ß
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,200	ß
250	New York St. Dorm. Au. Rev. (Brookdale Hosp. Med. Ctr.), Ser. 1998-J, 5.20%, due 2/15/16	253	ß
1,125	New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995-A, 5.63%, due 7/1/16	1,266
1,000	New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/14	1,026	ß
1,000	New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/16	1,012	ß
2,000	New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.), Ser. 2000-C, 5.50%, due 7/1/26	2,005	ß
1,980	New York St. Dorm. Au. Rev. (New York Med. College Proj.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.00%, due 7/1/21	1,981	ß
500	New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18	511	ß
2,855	New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.), Ser. 2002, (SONYMA Insured), 5.25%, due 11/1/15	3,047	ß
2,410	New York St. Dorm. Au. Rev. (Rochester Institute of Technology Proj.), Ser. 2002-A, (AMBAC Insured), 5.25%, due 7/1/19	2,509	ß
1,000	New York St. Dorm. Au. Rev. (Sch. Dist. Financing Proj.), Ser. 2002-A (National Public Finance Guarantee Corp. Insured), 5.75%, due 10/1/17	1,071
3,000	New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.), Ser. 2002, (LOC: Allied Irish Bank), 4.60%, due 7/1/16	2,935	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/24	490
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	940	ß
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/24	1,652	ß
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2006-A, 5.00%, due 7/1/20	1,001	ß
1,085	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B, 5.25%, due 7/1/24	1,084	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John's Univ.), Ser. 2007-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/19	2,214	ß
2,600	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2003-A, 5.38%, due 3/15/17 Pre-Refunded 3/15/13	2,959
5,000	New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated Edison Co. of New York, Inc. Proj.), Ser. 2001, 4.70%, due 6/1/36 Putable 10/1/12	5,084	µß
1,615	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.50%, due 11/1/29	1,602

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments New York Intermediate Municipal Fund Inc. cont'd
(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)	($000's omitted)
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67, 5.70%, due 10/1/17	2,001
1,230	New York St. Muni. Bond Bank Agcy., Ser. 2009-B1, 5.00%, due 12/15/23	1,320
1,295	New York St. Muni. Bond Bank Agcy., Ser. 2009-B1, 5.00%, due 12/15/24	1,381
1,475	New York St. Thruway Au. Hwy. & Bridge, Ser. 2007-B, 5.00%, due 4/1/20	1,611
1,090	New York St. Thruway Au. Hwy. & Bridge, Ser. 2009-B, 5.00%, due 4/1/19	1,219
250	New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Rev., Ser. 2002-C, 4.00%, due 1/1/20 Putable 1/1/11	257	µ
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,380
965	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A1, 5.00%, due 12/15/23	1,051
1,375	New York Tobacco Settlement Fin. Corp., Ser. 2003-B1C, 5.50%, due 6/1/22	1,449
2,000	Niagara Co. IDA Civic Fac. Rev. (Niagara Univ. Proj.), Ser. 2001-A, (Radian Insured), 5.50%, due 11/1/16	2,031	ß
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,131	ß
3,000	Port Au. of NY & NJ Rev., Ser. 2002, (AMBAC Insured), 5.50%, due 12/15/12	3,302
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22	955	ß
1,570	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/24	1,583
2,000	Triborough Bridge & Tunnel Au. Rev., Ser. 2008-D, 5.00%, due 11/15/23	2,172
1,535	Ulster Co. Res. Rec. Agcy. Solid Waste Sys. Ref. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16	1,646
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,495
1,000	Westchester Co. IDA Continuing Care Retirement Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003-B, 6.50%, due 1/1/34 Putable 1/1/13	1,000	µß
855	Yonkers IDA Civic Fac. Rev. (Comm. Dev. Properties-Yonkers, Inc.), Ser. 2001-A, 6.25%, due 2/1/16 Pre-Refunded 2/1/11	893	ß
		107,216
Puerto Rico (6.5%)
1,500	Puerto Rico Commonwealth Gov't Dev. Bank, Ser. 1985, (National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15	1,532
1,060	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/16	1,059	ß
1,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Ser. 2009-A, 5.00%, due 8/1/24	1,018
1,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Ser. 2009-A, 5.00%, due 8/1/39 Putable 8/1/11	1,051	µ
		4,660

	Total Investments (165.7%) (Cost $117,706)	118,591	##

	Cash, receivables and other assets, less liabilities (1.7%)	1,228

	Liquidation Value of Auction Market Preferred Shares [(67.4%)]	(48,250)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$71,569

See Notes to Schedule of Investments

January 31, 2010 (Unaudited)

Notes to Schedule of Investments

† The value of investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. Management has developed a process to periodically review information provided by independent pricing services. If such quotations are not readily available, securities are valued using methods each Fund’s Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” investments held by a fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market are considered in determining the value of the Funds’ investments, some of which are discussed above. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of January 31, 2010:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
California
Investments:
Municipal Notes^	$-	$137,390	$-	$137,390
Intermediate
Investments:
Municipal Notes^	-	444,172	-	444,172
New York
Investments:
Municipal Notes^	-	118,591	-	118,591

^ The Schedule of Investments provides information on the state categorization for the portfolio.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

##           At January 31, 2010, selected Fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California	$135,414	$3,383	$1,407	$1,976
Intermediate	435,933	16,179	7,940	8,239
New York	117,706	2,713	1,828	885

@
At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 74%, 57%, and 61% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø
All or a portion of this security was purchased on a when-issued basis.  At January 31, 2010, these securities amounted to $2,830,000 or 1.1% of net assets applicable to common shareholders for Intermediate.

ØØ All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2010.

a	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

b	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

c Security is subject to a guarantee provided by Societe Generale de France, backing 100% of the total principal.

d	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

e	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

‡	Security is in default.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

#
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At January 31, 2010, these securities amounted to approximately $2,741,651 or 1.0% of net assets applicable to common shareholders for Intermediate and approximately $7 or 0.0% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of January 31, 2010	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of January 31, 2010
Intermediate	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	$1,100	0.4%	$0	0.0%

	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0	2,742	1.0
New York	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9	0	0.0

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2010